Unaudited Interim Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue		$ 24,618,000	$ 7,986,000
Operating expenses
Cost of revenue	[1]	20,638,000	6,367,000
Software development		649,000	186,000
General and administrative	[1]	12,330,000	3,366,000
Selling and marketing		1,537,000	435,000
Total operating expenses		35,154,000	10,354,000
Loss from operations		(10,536,000)	(2,368,000)
Other non-operating income
Change in fair value of warrant liabilities		10,909,000	0
Interest income, net		290,000	7,000
Total other non-operating income		11,199,000	7,000
Income (loss) before income taxes		663,000	(2,361,000)
Income tax benefit		(109,000)	0
Net income (loss)		$ 772,000	$ (2,361,000)
Net income (loss) per share:
Net income (loss) per share, Basic (in dollars per share)		$ 0.01	$ (0.09)
Net income (loss) per share, Diluted (in dollars per share)		$ 0.01	$ (0.09)
Weighted-average shares used to compute net income (loss) per share:
Weighted-average shares used to compute net income (loss) per share, Basic (in shares)		69,759,411	25,285,053
Weighted-average shares used to compute net income (loss) per share, Diluted (in shares)		77,684,893	25,285,053

[1]	(1) Prior period amounts have been updated to conform to current period presentation.